Other Equity Instruments - Summary of Coupon Details - Junior Perpetual Capital Securities (Parenthetical) (Detail) € in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)
Disclosure of other equity instruments [line items]
Principal amount		€ 950
Debt instrument redeemed amount		€ 429
USD 500 million [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Principal amount | $	$ 500
Basis point	0.29%	0.29%
Credit spread adjustment percentage	0.10%	0.10%
USD 500 million [member] | Top of range [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Basis point interest rate	8.50%	8.50%
EUR 950 million [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Principal amount		€ 950
EUR 950 million [member] | Bottom of range [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Basis point interest rate	8.00%	8.00%
Credit spread adjustment percentage	0.10%	0.10%